Accounts and Other Payables	6 Months Ended
Sep. 30, 2022
Accounts and Other Payables [Abstract]
ACCOUNTS AND OTHER PAYABLES
11.	ACCOUNTS AND OTHER PAYABLES

	As of September 30, 2022	As of March 31, 2022
	US$	US$
Accounts payables	6,115	6,862
Other payables and accrued charges (Note (a))	3,712,349	1,180,230
Amount due to related parties	695,793	322,752

Total	4,414,257	1,509,844

Note:

(a)	Other payables and accrued charges mainly included customer advances, wage payables and accrual charges. Other payables are non-interest-bearing and are expected to be settled within one year.

The amount due to related parties are unsecured, interest-free and repayable on demand.